Voyage and Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage Expenses [Abstract]
Bunkers	$ 380	$ 20	$ 80
Commissions (including $1,008, $1,037 and $1,040 respectively, to related party)	1,628	1,589	1,568
Total	2,008	1,609	1,648
Commissions, related party	1,040	1,037	1,008
Vessel Operating Expenses [Abstract]
Crew wages and related costs	11,965	11,898	11,881
Insurance	1,578	1,670	1,577
Repairs and maintenance (including $37, $42 and $46 respectively, to related party)	1,566	1,138	1,592
Spares and consumable stores	3,685	3,538	3,339
Registration and taxes (Note 13)	292	283	239
Total	19,086	18,527	18,628
Repairs and maintenance to related party	$ 46	$ 42	$ 37